Consolidated Balance Sheets - USD ($) $ in Millions	Jan. 02, 2021	Dec. 28, 2019
Current assets:
Cash and cash equivalents	$ 252.3	$ 253.7
Trade accounts receivable, less allowances of $44.6 and $27.1 at year-end 2020 and 2019, respectively	1,235.2	1,212.2
Inventories, net	717.2	663.0
Other current assets	211.5	211.7
Total current assets	2,416.2	2,340.6
Property, plant and equipment, net	1,343.7	1,210.7
Goodwill	1,136.4	930.8
Other intangibles resulting from business acquisitions, net	224.9	126.5
Deferred tax assets	197.7	225.4
Other assets	765.0	654.8
Total assets	6,083.9	5,488.8
Current liabilities:
Short-term borrowings and current portion of long-term debt and finance leases	64.7	440.2
Accounts payable	1,050.9	1,066.1
Accrued payroll and employee benefits	239.0	220.4
Accrued trade rebates	140.2	132.4
Income taxes payable	86.3	71.4
Other current liabilities	344.9	323.3
Total current liabilities	1,926.0	2,253.8
Long-term debt and finance leases	2,052.1	1,499.3
Long-term retirement benefits and other liabilities	503.6	421.4
Deferred tax liabilities and income taxes payable	117.3	110.3
Commitments and contingencies (see Notes 7 and 8)
Shareholders' equity:
Common stock, $1 par value per share, authorized – 400,000,000 shares at year-end 2020 and 2019; issued – 124,126,624 shares at year-end 2020 and 2019; outstanding – 83,151,174 and 83,366,840 shares at year-end 2020 and 2019, respectively	124.1	124.1
Capital in excess of par value	862.1	874.0
Retained earnings	3,349.3	2,979.1
Treasury stock at cost, 40,975,450 and 40,759,784 shares at year-end 2020 and 2019, respectively	(2,501.0)	(2,425.1)
Accumulated other comprehensive loss	(349.6)	(348.1)
Total shareholders' equity	1,484.9	1,204.0
Total liabilities and shareholders' equity	$ 6,083.9	$ 5,488.8